Benefit Plans, Estimated Future Benefit Payments, Assumptions and Change in Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Change in benefit obligation [Rollforward]
Prior service cost	$ 611
Retirement Plan [Member]
Estimated future benefit payments [Abstract]
2022	1,743
2023	1,739
2024	1,753
2025	1,763
2026	1,780
2027 - 2031	$ 8,984
Assumptions used to determine benefit obligation [Abstract]
Discount rate	2.96%	2.65%	3.56%
Assumptions used to determine net periodic pension expense [Abstract]
Discount rate	2.65%	3.56%	4.53%
Expected long-term rate of return on assets, net of tax	5.25%	6.00%	6.50%
Change in benefit obligation [Rollforward]
Accumulated benefit obligation at beginning of year	$ 33,500
Service cost	0	$ 37	$ 42
Interest cost	856	1,076	$ 1,244
Prior service cost	0
Net actuarial (gain) loss	(1,313)	3,523
Accumulated benefit obligation at end of year	30,900	$ 33,500
Postretirement Benefits [Member]
Estimated future benefit payments [Abstract]
2022	114
2023	130
2024	148
2025	172
2026	199
2027 - 2031	$ 1,412
Assumptions used to determine benefit obligation [Abstract]
Discount rate	2.96%	2.65%	3.56%
Assumptions used to determine net periodic pension expense [Abstract]
Discount rate	2.65%	3.56%	4.53%
Expected long-term rate of return on assets, net of tax	4.00%	4.50%	4.50%
Change in benefit obligation [Rollforward]
Accumulated benefit obligation at beginning of year	$ 6,609	$ 6,134
Service cost	75	73	$ 65
Interest cost	190	203	239
Prior service cost	611	0	0
Benefits paid and actual expenses	(80)	(116)
Net actuarial (gain) loss	(389)	315
Accumulated benefit obligation at end of year	7,016	6,609	6,134
Supplementary Pension Plan [Member]
Pension and Other Postretirement Benefits Cost [Abstract]
Plan expense	2,700	2,200	$ 1,900
Assets Held-in-trust [Abstract]
Assets held in trust	2,300	2,300
Change in benefit obligation [Rollforward]
Accumulated benefit obligation at beginning of year	2,300
Accumulated benefit obligation at end of year	$ 2,300	$ 2,300